Stock Options	12 Months Ended
Dec. 31, 2025
Stock Options
Stock Options
16.	Stock Options

The stock option plan was approved at the Annual Meeting of Shareholders held on June 28, 2005 and has been extended to June 27, 2035 at the Annual Meeting of Shareholders held on June 25, 2025. The maximum common shares available for issuance under this plan is 2,200,000. The stock incentive plan provides for the issuance, to the Company’s officers, directors, management and employees who served over three years or have given outstanding performance, of options to purchase shares of the Company’s ordinary shares. The Company has issued 658,850 stock options under this plan as of December 31, 2025.

Under the aforementioned plan, the stock options granted will have an exercise price equal to the closing price of the Company’s ordinary shares traded on NASDAQ one day before the date of grant, and will expire two to five years after the grant date. Except for the 298,850 options granted to management in December 2008, which became exercisable on a ratable basis over the vesting period (3 years), the options were exercisable immediately on the grant dates. Stock options will be settled in shares of the Company’s ordinary shares upon exercise and are recorded in the Company’s consolidated balance sheets under the caption “Additional paid-in capital.” As of December 31, 2025, the Company has sufficient unissued registered ordinary shares for settlement of the stock incentive plan mentioned above.

The fair value of stock options was determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instruments. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends.

The activities of stock options are summarized as follows, including granted, exercised and forfeited.

			Weighted-Average
		Weighted-Average	Contractual
	Shares	Exercise Price	Term (years)
Outstanding - January 1, 2024	22,500	$6.26	5
Forfeited	(7,500)	6.26	5
Outstanding - December 31, 2024	15,000	$6.26	5
Forfeited	(7,500)	6.26	5
Outstanding - December 31, 2025	7,500	$6.26	5

The following is a summary of the range of exercise prices for stock options that are outstanding and exercisable at December 31, 2025:

	Outstanding Stock	Weighted Average	Weighted Average	Number of Stock
Range of Exercise Prices	Options	Remaining Life	Exercise Price	Options Exercisable
$6.26	7,500	0.09	$6.26	7,500

As of December 31, 2025 and 2024, the total intrinsic value of the Company’s stock options that were exercisable were nil.

During the years ended December 31, 2025, 2024 and 2023, no stock options were exercised.

No stock options were granted during the year ended December 31, 2025 and 2024.